Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated September 16, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.
INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND
: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.

CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS
:
Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN
SUMMARY
: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund”
sub-section
of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund
: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

(ii) INVESTMENT
OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS:
The following table replaces the current table in the “Principal Investment Strategies”
sub-section
of the “Investment Objective and Investment Strategies of the Funds” section of the Prospectus listed above:

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective April 16, 2021.

Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	17%	38%	58%	74%	85%
Fixed Income	66%	49%	30%	11%	—
Multi-Asset	15%	10%	8%	10%	10%
Alternative#	2%	3%	4%	5%	5%

*	As described below, actual asset allocation may vary.

#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.